Fair Value Measurements - Additional information (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Change in fair value of derivative warrant liabilities	$ 25,959,000	$ 908,000		$ 6,064,000	$ 292,000
Motive Capital Corp [Member]
Forward price				$ 10.00
Warrant redemption condition minimum share price				$ 18.00
Change in fair value of derivative warrant liabilities			$ 10,659,080	$ (16,101,880)